Personnel expenses - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expense
Discount rate	4.00%	1.80%	1.25%
Assumption of early pension withdrawal	20.00%	20.00%	20.00%
Expected salary increase	2.00%	2.00%	2.00%
Expected inflation	2.00%	2.00%	1.80%
Expected lifetime	DUS21	DUS21	DUS14
Expected turnover	5.00%	5.00%	5.00%